Schedule of Commercial Real Estate Loans Receivable (Details) - Commercial Real Estate Loans Receivable [Member] - USD ($)	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Commercial real estate loans receivable, gross	$ 392,186		$ 392,186
Payment	(7,659)
Sale of loans	(384,527)	$ (400,000)
Transferred to held for sale
Commercial real estate loans receivable, net			392,186
Current portion			(13,332)
Non-current portion			$ 378,854